MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST   Two World Trade Center,
Letter to the Shareholders December 31, 1999            New York, New York 10048


DEAR SHAREHOLDER:

Interest rates rose steadily during 1999, making it the worst year for the fixed-income markets since 1994. The benchmark 30-year Treasury bond began the year yielding 5.1 percent amid fears of a global recession. However, the economic problems in Asia, Europe and Latin America abated as the year progressed. The U.S. economy, led by consumer demand, experienced robust growth. As a result, the fixed-income markets anticipated that the Federal Reserve Board would change monetary policy and remove the liquidity it had provided during the 1998 international economic crises. Between June and November, the Fed raised the federal funds rate a total of 75 basis points from
4.75 percent to 5.50 percent. At year-end, the yield on the 30-year Treasury bond was nearly 6.50 percent. Subsequently, on February 2, 2000, the fed-funds rate was raised an additional 25 basis points.


MUNICIPAL MARKET CONDITIONS

The long-term insured municipal index yield began 1999 near a record low of
5.05 percent. By the end of December, this index yield had increased almost a full percentage point, to 5.97 percent. Because bond prices move inversely to changes in interest rates, higher yields have caused bond prices to decline significantly. The increase in the index yield during 1999 translated into a 13 percent price decline for a generic insured municipal bond with a 30-year maturity.

The municipal market index outperformed U.S. Treasury bonds early last year but later gave ground as interest rates continued to rise. The ratio of the 30-year municipal yield to the Treasury bond yield is a measure of relative performance. The yield ratio declined from 99 percent in January to 91 percent in May 1999 and ended the year at 92 percent. A declining ratio means municipals have outperformed Treasuries and a rising ratio indicates underperformance by municipals. Over the past five years, the ratio has ranged from a high of 99 percent to a low of 82 percent.

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
Letter to the Shareholders December 31, 1999, continued


Higher interest rates reduced municipal market underwriting in 1999. New-issue volume declined 20 percent. Refunding activity, the most interest-rate-sensitive component of supply, was down more than 50 percent.


                         30-YEAR BOND YIELDS 1994-1999

           AAA                                       AAA
  Date     Ins     Tsy  % Relationship      Date     Ins    Tsy   % Relationship

12/31/93   5.40%  6.34%     85.17%        12/31/96   5.60   6.63     84.46%
01/31/94   5.40   6.24      86.54%        01/31/97   5.70   6.79     83.95%
02/28/94   5.80   6.66      87.09%        02/28/97   5.65   6.80     83.09%
03/31/94   6.40   7.09      90.27%        03/31/97   5.90   7.10     83.10%
04/29/94   6.35   7.32      86.75%        04/30/97   5.75   6.94     82.85%
05/31/94   6.25   7.43      84.12%        05/30/97   5.65   6.91     81.77%
06/30/94   6.50   7.61      85.41%        06/30/97   5.60   6.78     82.60%
07/29/94   6.25   7.39      84.57%        07/30/97   5.30   6.30     84.13%
08/31/94   6.30   7.45      84.56%        08/31/97   5.50   6.61     83.21%
09/30/94   6.55   7.81      83.87%        09/30/97   5.40   6.40     84.38%
10/31/94   6.75   7.96      84.80%        10/31/97   5.35   6.15     86.99%
11/30/94   7.00   8.00      87.50%        11/30/97   5.30   6.05     87.60%
12/30/94   6.75   7.88      85.66%        12/31/97   5.15   5.92     86.99%
01/31/95   6.40   7.70      83.12%        01/31/98   5.15   5.80     88.79%
02/28/95   6.15   7.44      82.66%        02/28/98   5.20   5.92     87.84%
03/31/95   6.15   7.43      82.77%        03/31/98   5.25   5.93     88.53%
04/28/95   6.20   7.34      84.47%        04/30/98   5.35   5.95     89.92%
05/31/95   5.80   6.66      87.09%        05/29/98   5.20   5.80     89.66%
06/30/95   6.10   6.62      92.15%        06/30/98   5.20   5.65     92.04%
07/31/95   6.10   6.86      88.92%        07/31/98   5.18   5.71     90.72%
08/31/95   6.00   6.66      90.09%        08/31/98   5.03   5.27     95.45%
09/29/95   5.95   6.48      91.82%        09/30/98   4.95   5.00     99.00%
10/31/95   5.75   6.33      90.84%        10/31/98   5.05   5.16     97.87%
11/30/95   5.50   6.14      89.58%        11/30/98   5.00   5.06     98.81%
12/29/95   5.35   5.94      90.07%        12/31/98   5.05   5.10     99.02%
01/31/96   5.40   6.03      89.55%        01/31/99   5.00   5.09     98.23%
02/29/96   5.60   6.46      86.69%        02/28/99   5.10   5.58     91.40%
03/29/96   5.85   6.66      87.84%        03/31/99   5.15   5.63     91.47%
04/30/96   5.95   6.89      86.36%        04/30/99   5.20   5.66     91.87%
05/31/96   6.05   6.99      86.55%        05/31/99   5.30   5.83     90.91%
06/28/96   5.90   6.89      85.63%        06/30/99   5.47   5.96     91.78%
07/31/96   5.85   6.97      83.93%        07/31/99   5.55   6.10     90.98%
08/30/96   5.90   7.11      82.98%        08/31/99   5.75   6.06     94.88%
09/30/96   5.70   6.93      82.25%        09/30/99   5.85   6.05     96.69%
10/31/96   5.65   6.64      85.09%        10/31/99   6.03   6.16     97.89%
11/29/96   5.50   6.35      86.61%        11/30/99   6.00   6.29     95.39%
                                          12/31/99   5.97   6.48     92.13%


PERFORMANCE

The performance of Morgan Stanley Dean Witter Tax-Exempt Securities Trust was impacted by the higher interest-rate environment. For the 12-month period ended December 31, 1999, the Fund's Class A and D shares returned -2.82 percent and -2.71 percent, respectively. For the same period, the Fund's Class B and C shares returned -3.25 percent and -3.37 percent, respectively. (The performance of the Fund's four share classes varies because of differing expenses. Total return figures assume the

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
Letter to the Shareholders December 31, 1999, continued


reinvestment of all distributions and do not reflect the deduction of any applicable sales charges.) During the same period, the Lehman Brothers Municipal Bond Index returned -2.06 percent. The accompanying chart compares the Fund's performance to that of the Lehman index.


PORTFOLIO STRUCTURE

The Fund's net assets of $1.02 billion were diversified among 14 long-term sectors and 106 credits. As interest rates have increased, the Fund's short-term investment position, which had ranged from 1 - 3 percent in 1998, was gradually increased to 7 - 9 percent. Refunded bonds represented 12 percent of net assets. Refunded issues have been refinanced and are generally defensive portfolio holdings. At the end of December, the portfolio's average maturity was 15 years. Average duration, a measure of sensitivity to interest-rate changes, was a relatively short 7.6 years. The accompanying charts provide current information on the portfolio's credit quality, sector distribution and geographic diversification. Optional call provisions by year and their respective cost (book) yields are also charted.


LOOKING AHEAD

The Federal Reserve Board raised the fed-funds rate twice last summer and once more in November. These actions confirmed its previously disclosed bias of becoming less accommodative in the face of continued strong domestic economic growth. It is anticipated that the central bank may raise short-term interest rates further in 2000, again influencing long-term rates. However, we believe municipal bonds continue to offer tax-conscious investors good long-term value relative to Treasuries. We continue to stress credit quality and a conservative portfolio management profile.

We appreciate your ongoing support of Morgan Stanley Dean Witter Tax-Exempt Securities Trust and look forward to continuing to serve your investment needs.



Very truly yours,

[GRAPHIC OMITTED]                           [GRAPHIC OMITTED]
CHARLES A. FIUMEFREDDO                      MITCHELL M. MERIN
Chairman of the Board                       President

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
Letter to the Shareholders December 31, 1999, continued


LARGEST SECTORS AS OF DECEMBER 31, 1999
(% OF NET ASSETS)

TRANSPORTATION                     16%
GENERAL OBLIGATION                 15%
ELECTRIC                           14%
REFUNDED                           12%
WATER & SEWER                       9%
MORTGAGE                            9%


PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.


CREDIT RATINGS AS OF DECEMBER 31, 1999
(% OF TOTAL LONG-TERM PORTFOLIO)

Aaa or AAA                         65%
 Aa or AA                          19%
  A or A                           13%
Baa or BBB                          2%
    NR                              1%
                                  100%

AS MEASURED BY MOODY'S INVESTORS SERVICE, INC.
OR STANDARD & POOR'S CORP.

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.


                        GEOGRAPHIC SUMMARY OF INVESTMENTS
                BASED ON MARKET VALUE AS A PERCENT OF NET ASSETS
                                DECEMBER 31, 1999

ALABAMA ................  1.0%   LOUISIANA ..............  0.7%   OHIO ...................   3.2%
ALASKA .................  5.2    MARYLAND ...............  1.2    PENNSYLVANIA ...........   2.9
ARIZONA ................  4.9    MASSACHUSETTS ..........  6.3    PUERTO RICO ............   1.8
CALIFORNIA .............  4.9    MICHIGAN ...............  1.7    SOUTH CAROLINA .........   2.7
COLORADO ...............  1.3    MINNESOTA ..............  1.5    TENNESSEE ..............   2.8
CONNECTICUT ............  0.3    MISSOURI ...............  2.0    TEXAS ..................   9.6
FLORIDA ................  4.2    NEBRASKA ...............  0.3    UTAH ...................   4.7
GEORGIA ................  3.1    NEVADA .................  1.9    VIRGINIA ...............   4.1
HAWAII .................  0.7    NEW HAMPSHIRE ..........  0.1    WASHINGTON .............   3.7
ILLINOIS ...............  1.6    NEW JERSEY .............  4.0    WISCONSIN ..............   1.3
INDIANA ................  1.0    NEW MEXICO .............  0.7                              ----
KANSAS .................  0.2    NEW YORK ...............  6.9    TOTAL ..................  98.7%
KENTUCKY ...............  4.6    NORTH CAROLINA .........  1.6                              ====

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
Letter to the Shareholders December 31, 1999, continued


                      CALL AND COST (BOOK) YIELD STRUCTURE
                               DECEMBER 31, 1999


      PERCENT CALLABLE*

  YEARS
  BONDS
 CALLABLE
----------
   2000                    7%
   2001                   10%
   2002                    7%
   2003                    9%
   2004                    6%
   2005                   11%
   2006                    7%
   2007                   10%
   2008                    9%
   2009                    7%
   2010+                  17%

WEIGHTED AVERAGE CALL PROTECTION: 6 YEARS


     COST (BOOK) YIELD**

   2000                  8.0%
   2001                  6.7%
   2002                  6.6%
   2003                  7.5%
   2004                  5.8%
   2005                  6.7%
   2006                  5.8%
   2007                  5.9%
   2008                  5.3%
   2009                  5.7%
   2010+                 6.1%

WEIGHTED AVERAGE BOOK YIELD: 6.4%

---------------

*   % BASED ON LONG-TERM PORTFOLIO.

** COST OR "BOOK" YIELD IS THE ANNUAL INCOME EARNED ON A PORTFOLIO INVESTMENT BASED ON ITS ORIGINAL PURCHASE PRICE BEFORE FUND OPERATING EXPENSES. FOR EXAMPLE, THE FUND EARNED A BOOK YIELD OF 6.7% ON 10% OF THE BONDS IN THE LONG-TERM PORTFOLIO THAT ARE CALLABLE IN 2001.

    PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY DEAN WITTER TAX EXEMPT SECURITIES TRUST
Fund Performance December 31, 1999


                    GROWTH OF $10,000 - CLASS A AND D SHARES
                                ($ in Thousands)

     Date             TOTAL CLASS A    TOTAL CLASS D      LEHMAN        LIPPER
     ----             -------------    -------------     ---------     --------
December 31, 1989       $ 9,575          $10,000          $10,000      $10,000
December 31, 1990       $10,110          $10,586          $10,729      $10,600
December 31, 1991       $11,367          $11,931          $12,032      $11,876
December 31, 1992       $12,370          $13,016          $13,093      $12,933
December 31, 1993       $13,725          $14,478          $14,700      $14,541
December 31, 1994       $12,931          $13,674          $13,940      $13,663
December 31, 1995       $15,139          $16,049          $16,374      $16,028
December 31, 1996       $15,646          $16,629          $17,100      $16,601
December 31, 1997       $16,971          $18,081          $18,671      $18,160
December 31, 1998       $17,966          $19,185          $19,881      $19,184
December 31, 1999       $17,460(3)       $18,665(3)       $19,472      $18,404

                ---- Fund    ---- Lehman(4)    ---- Lipper(5)

Past performance is not predictive of future returns. Performance for Class B and Class C shares will vary from the performance of Class A and Class D shares shown above due to differences in sales charges and expenses.

                          Average Annual Total Returns
--------------------------------------------------------------------------------
                      Class A Shares*
-------------------------------------------------------------
Period Ended 12/31/99
----------------------
1 year                     (2.82)%(1)         (6.95)%(2)
5 years                     6.19 %(1)          5.27 %(2)
10 years                    6.19 %(1)          5.73 %(2)

                      Class B Shares+
-------------------------------------------------------------
Period Ended 12/31/99
---------------------
1 year                     (3.25)%(1)         (7.86)%(2)
Since Inception (7/28/97)   2.31 %(1)          1.19 %(2)

                      Class C Shares++
-------------------------------------------------------------
Period Ended 12/31/99
---------------------
1 year                     (3.37)%(1)         (4.29)%(2)
Since Inception (7/28/97)   2.09 %(1)          2.09 %(2)

                      Class D Shares#
-------------------------------------------------------------
Period Ended 12/31/99
---------------------
1 year                     (2.71)%(1)
5 years                     6.42 %(1)
10 years                    6.44 %(1)


Prior to July 28, 1997 the Fund offered only one class of shares. Because the distribution arrangement for Class A most closely resembled the distribution arrangement applicable prior to the implementation of multiple classes (i.e., Class A is sold with a front-end sales charge), historical performance information has been restated to reflect the actual maximum sales charge applicable to Class A (i.e., 4.25%) as compared to the 4.00% sales charge in effect prior to July 28, 1997. In addition, Class A shares are now subject to an ongoing 12b-1 fee which is reflected in the restated performance for that class.

Because all shares of the fund held prior to July 28, 1997 were designated Class D shares, the Fund's historical performance has been restated to reflect the absence of any sales charge.


---------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)   Closing value assuming a complete redemption on December 31, 1999.
(4) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or more and a minimum credit rating of Baa or BBB, as measured by Moody's Investors Service, Inc. or Standard & Poor's Corp. The Index does not include any expenses, fees, or charges. The Index is unmanaged and should not be considered an investment.
 *    The maximum front- end sales charge for Class A is 4.25%.
 +    The maximum CDSC for Class B is 5.0%. The CDSC declines to 0% after six years.
++ The maximum CDSC for Class C shares is 1.0% for shares redeemed within one year of purchase.
#     Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
Portfolio of Investments December 31, 1999


PRINCIPAL
AMOUNT IN                                                                                    COUPON      MATURITY
THOUSANDS                                                                                     RATE         DATE            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
            TAX-EXEMPT MUNICIPAL BONDS (90.1%)
            General Obligation (14.5%)
            North Slope Borough, Alaska,
$   5,000    Ser 1992 A Conv (MBIA) ......................................................    5.90 %     06/30/03      $  5,181,450
   15,000    Ser 1994 B (FSA) ............................................................    0.00       06/30/05        11,304,150
   15,000    Ser 1995 A (MBIA) ...........................................................    0.00       06/30/06        10,676,400
   10,000    Ser 1996 B (MBIA) ...........................................................    0.00       06/30/06         7,117,600
   10,000    Ser 1996 B (MBIA) ...........................................................    0.00       06/30/07         6,715,500
    9,500    Ser 1999 A (MBIA) ...........................................................    0.00       06/30/10         5,314,015
    4,000   Connecticut, College Savings 1989 Ser A ......................................    0.00       07/01/08         2,553,640
            Florida Board of Education, Capital Outlay
    5,000    Refg Ser 1999 B (MBIA) ......................................................    4.50       06/01/24         3,927,000
    5,000    Ser 1998 A ..................................................................    4.75       06/01/28         4,008,500
   20,000   Massachusetts, Refg 1996 Ser A (AMBAC) .......................................    6.00       11/01/10        21,195,199
    4,000   Clark County, Nevada, Transportation Ser 1992 A (AMBAC) ......................    6.50       06/01/17         4,295,040
            New York City, New York,
    1,500    1995 Ser D (MBIA) ...........................................................    6.20       02/01/07         1,598,640
    1,925    1990 Ser D ..................................................................    6.00       08/01/07         1,927,522
    1,545    1990 Ser D ..................................................................    6.00       08/01/08         1,547,024
            North Carolina,
   10,000    1997 Ser A ..................................................................    5.20       03/01/16         9,400,100
    8,000    Public School Building, Ser 1999 ............................................    4.60       04/01/17         6,782,960
   10,000   South-Western City School District, Ohio, Ser 1999 (AMBAC) ...................    4.75       12/01/19         8,354,000
   10,000   Pennsylvania, First Ser 1995 (FGIC) ..........................................    5.50       05/01/12        10,032,300
    4,000   Shelby County, Tennessee, Refg 1995 Ser A ....................................    5.625      04/01/14         3,997,680
   20,000   King County, Washington, Ltd Tax 1995 (MBIA) .................................    6.00       01/01/23        19,633,400
    2,000   Washington, Ser 1994 A .......................................................    5.80       09/01/08         2,056,160
---------                                                                                                              ------------
  171,470                                                                                                               147,618,280
---------                                                                                                              ------------
            Educational Facilities Revenue (3.9%)
   10,000   Indiana University, Student Fee Ser K (MBIA) .................................    5.875      08/01/20         9,749,000
    4,000   Maryland State Health & Educational Facilities Authority,
             The Johns Hopkins University Refg Ser 1998 ..................................    5.125      07/01/20         3,582,480
    7,000   Massachusetts Health & Educational Facilities Authority, Boston University
             1991 Ser K & L (MBIA) .......................................................    6.66       10/01/31         7,261,660
    5,000   Missouri Health & Educational Facilities Authority, Washington University
             Ser 1998 A ..................................................................    4.75       11/15/37         3,807,050
    2,000   New Jersey Economic Development Authority, The Seeing Eye Inc 1991 ...........    7.30       04/01/11         2,046,560
    8,000   New Jersey Educational Facilities Authority, Princeton University Ser 1999 A .    4.75       07/01/25         6,576,320
    5,000   New York State Dormitory Authority, State University Ser 1989 B ..............    0.00       05/15/02         4,458,600
    2,000   Ohio State University, General Receipts, Ser 1999 A ..........................    5.80       12/01/29         1,923,120
---------                                                                                                              ------------
   43,000                                                                                                                39,404,790
---------                                                                                                              ------------

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
Portfolio of Investments December 31, 1999, continued

PRINCIPAL
AMOUNT IN                                                                                    COUPON      MATURITY
THOUSANDS                                                                                     RATE         DATE            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
             Electric Revenue (14.0%)
$   25,000   Salt River Project Agricultural Improvement & Power District, Arizona,
              Refg 1993 Ser C (Secondary MBIA) .............................................  5.50 %     01/01/10      $ 25,559,500
    10,000   Sacramento Municipal Utility District, California, Refg 1994 Ser I (MBIA) .....  5.75       01/01/15        10,060,400
    10,000   Municipal Electric Authority of Georgia, Ser Y (Secondary MBIA) ...............  6.50       01/01/17        10,739,000
     5,000   Long Island Power Authority, New York, Ser 1998 A (FSA) .......................  5.125      12/01/22         4,368,800
             Puerto Rico Electric Power Authority,
     1,500    Power Ser X ..................................................................  6.00       07/01/15         1,518,030
    15,000    Power Ser O ..................................................................  0.00       07/01/17         5,267,700
     5,000    Power Ser EE (MBIA) ..........................................................  4.50       07/01/18         4,139,400
    15,000   South Carolina Public Service Authority, 1995 Refg Ser A (AMBAC) ..............  6.25       01/01/22        15,028,050
       710   Austin, Texas, Combined Utilities Refg Ser 1994 (FGIC) ........................  6.25       05/15/16           725,301
    20,000   Lower Colorado River Authority, Texas, Refg Ser 1999 A ........................  5.50       05/15/21        18,531,000
             San Antonio, Texas, Electric & Gas
    13,000    Refg Ser 1994 C ..............................................................  4.70       02/01/06        12,756,900
     5,000    Refg Ser 1998 A ..............................................................  4.50       02/01/21         3,928,100
             Intermountain Power Agency, Utah,
     5,000    Refg Ser 1998 A (MBIA) .......................................................  5.25       07/01/15         4,687,300
    10,000    Refg 1997 Ser B (MBIA) .......................................................  5.75       07/01/19         9,681,400
    15,000   Washington Public Power Supply System, Proj #2 Refg Ser 1994 A
              (Secondary MBIA) .............................................................  6.00       07/01/07        15,794,550
----------                                                                                                             ------------
   155,210                                                                                                              142,785,431
----------                                                                                                             ------------
             Hospital Revenue (3.8%)
             Rochester, Minnesota,
     5,000    Mayo Foundation/Medical Center Ser 1992 I ....................................  5.75       11/15/21         4,860,300
     3,700    Mayo Foundation/Medical Center Ser 1992 F ....................................  6.25       11/15/21         3,733,596
    10,000   Missouri Health & Educational Facilities Authority, Barnes-Jewish Inc/
              Christian Health Services Ser 1993 A .........................................  5.25       05/15/14         9,480,300
     1,300   New Hampshire Higher Educational & Health Facilities Authority,
              St Joseph Hospital Ser 1994 (Connie Lee) .....................................  6.35       01/01/07         1,368,406
     6,000   New York State Medical Care Facilities Finance Agency, Presbyterian
              Hospital - FHA Insured Mtge Ser 1994 A .......................................  5.25       08/15/14         5,738,220
     5,000   North Central Texas Health Facilities Development Corporation, University
              Medical Center Inc Ser 1997 (FSA) ............................................  5.45       04/01/15         4,736,800
    10,000   Fredericksburg Industrial Development Authority, Virginia, Medicorp
              Health Refg Ser 1996 (AMBAC) .................................................  5.25       06/15/16         9,153,800
----------                                                                                                             ------------
    41,000                                                                                                               39,071,422
----------                                                                                                             ------------
             Industrial Development/Pollution Control Revenue (4.1%)
     1,500   Hawaii Department of Budget & Finance, Hawaiian Electric Co
              Ser 1995 A (AMT) (MBIA) ......................................................  6.60       01/01/25         1,549,665
    10,000   Clark County, Nevada, Nevada Power Co Ser 1992 A (AMT) (FGIC) .................  6.70       06/01/22        10,233,600
     5,000   Washoe County, Nevada, Sierra Pacific Power Co Ser 1987 (AMBAC) ...............  6.30       12/01/14         5,156,900
     5,000   Alliance Airport Authority, Texas, AMR Corp Ser 1990 (AMT) ....................  7.50       12/01/29         5,154,600


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
Portfolio of Investments December 31, 1999, continued

PRINCIPAL
AMOUNT IN                                                                                    COUPON      MATURITY
THOUSANDS                                                                                     RATE         DATE            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
$   10,000   Dallas-Fort Worth International Airport Facility Improvement Corporation,
              Texas, American Airlines Inc Ser 1995 .......................................  6.00 %     11/01/14      $  9,477,500
    10,000   Weston, Wisconsin, Wisconsin Public Service Co Refg Ser 1993 A ...............  6.90       02/01/13        10,794,900
----------                                                                                                            ------------
    41,500                                                                                                              42,367,165
----------                                                                                                            ------------
             Mortgage Revenue - Multi-Family (2.3%)
       880   Massachusetts Housing Finance Agency, Rental 1994 Ser A (AMT)(AMBAC) .........  6.65       07/01/19           905,177
     5,560   Michigan Housing Development Authority, Rental 1992 Ser A (Bifurcated FSA) ...  6.50       04/01/23         5,796,133
     9,000   New Jersey Housing & Mortgage Finance Agency, 1995 Ser A (AMBAC) .............  6.05       11/01/20         8,894,160
             New York City Housing Development Corporation, New York,
     4,260    Ruppert Proj - FHA Ins Sec 223F .............................................  6.50       11/15/18         4,302,400
     4,114    Stevenson Commons Proj - FHA Ins Sec 223F ...................................  6.50       05/15/18         4,154,020
----------                                                                                                            ------------
    23,814                                                                                                              24,051,890
----------                                                                                                            ------------
             Mortgage Revenue - Single Family (6.6%)
     7,000   Alaska Housing Finance Corporation, Governmental 1995 Ser A (MBIA) ...........  5.875      12/01/24         6,781,740
     2,440   California Housing Finance Agency, Home Cap Apprec 1983 Ser B ................  0.00       08/01/15           496,686
             Colorado Housing & Finance Authority,
     2,000    1998 Ser A-2 (AMT) ..........................................................  6.60       05/01/28         2,024,320
     2,500    1997 Ser C-2 (AMT) ..........................................................  6.875      11/01/28         2,617,225
    12,100   Illinios Housing Development Authority, Residential 1991 Ser C (AMT) .........  6.875      02/01/18        12,468,929
             Missouri Housing Development Commission, Homeownership
     3,020    GNMA/FNMA Collateralized 1996 Ser C (AMT) ...................................  7.45       09/01/27         3,210,411
     3,910    GNMA/FNMA Collateralized 1997 Ser C-1 .......................................  6.55       09/01/28         4,049,274
     2,800   Nebraska Investment Finance Authority, GNMA-Backed 1990 (AMT) ................  7.631      09/10/30         2,884,140
     3,450   Ohio Housing Finance Agency, GNMA-Backed 1991 Ser A 1 & 2 (AMT) ..............  6.903      03/01/31         3,550,844
    10,000   Pennsylvania Housing Finance Agency, Ser 1991-31 C (AMT) .....................  7.00       10/01/23        10,366,800
             Tennessee Housing Development Agency,
     3,955    Mortgage Finance 1993 Ser A .................................................  5.90       07/01/18         3,919,880
     1,000    Mortgage Finance 1994 Ser B (AMT) ...........................................  6.55       07/01/19         1,009,990
    10,785    Mortgage Finance 1993 Ser A .................................................  5.95       07/01/28        10,454,440
       275   Utah Housing Finance Agency, Fed Ins/Guaranteed Loans 1994 Issue E (AMT) .....  6.50       07/01/26           277,852
     2,800   Wisconsin Housing & Economic Development Authority, Home Ownership
              1991 Ser (AMT) ..............................................................  7.097      10/25/22         2,899,568
----------                                                                                                            ------------
    68,035                                                                                                              67,012,099
----------                                                                                                            ------------
             Public Facilities Revenue (1.1%)
     2,000   North City West School Facilities Authority, California, Community Dist #1
              Special Tax Ser 1995 B (FSA) ................................................  6.00       09/01/19         1,997,520
     3,500   Denver, Colorado, Excise Tax Ser 1985 A (Secondary FSA) ......................  5.00       11/01/08         3,468,500
     5,000   Ohio Building Authority, 1985 Ser C ..........................................  9.75       10/01/05         6,102,150
 ---------                                                                                                            ------------
    10,500                                                                                                              11,568,170
 ---------                                                                                                            ------------

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
Portfolio of Investments December 31, 1999, continued


PRINCIPAL
AMOUNT IN                                                                                  COUPON       MATURITY
THOUSANDS                                                                                   RATE          DATE          VALUE
---------------------------------------------------------------------------------------------------------------------------------
             Recreational Facilities Revenue (0.3%)
             Metropolitan Football Stadium District, Colorado,
$    4,000    Sales Tax Ser 1999 A (MBIA) ..............................................    0.00 %      01/01/10   $    2,300,240
     2,000    Sales Tax Ser 1999 A (MBIA) ..............................................    0.00        01/01/12        1,010,600
----------                                                                                                         --------------
     6,000                                                                                                              3,310,840
----------                                                                                                         --------------
             Resource Recovery Revenue (1.7%)
     7,000   Savannah Resource Recovery Development Authority, Georgia, Savannah
              Energy Systems Co Ser 1992 ...............................................    6.30        12/01/06        7,228,970
    10,000   Northeast Maryland Waste Disposal Authority, Montgomery County
              Ser 1993 A (AMT) .........................................................    6.30        07/01/16       10,116,400
----------                                                                                                         --------------
    17,000                                                                                                             17,345,370
----------                                                                                                         --------------
             Transportation Facilities Revenue (16.0%)
     5,000   San Francisco Bay Area Rapid Transit District, California, Sales Tax
              Ser 1998 (AMBAC) .........................................................    4.75        07/01/23        4,130,550
    13,000   San Joaquin Hills Transportation Corridor Agency, California, Toll Road
              Refg Ser 1997 A (MBIA) ...................................................    0.00        01/15/26        2,611,440
     5,000   E-470 Public Highway Authority, Colorado, Ser 1997 B (MBIA) ...............    0.00        09/01/16        1,824,850
     1,000   Lee County, Florida, Ser 1995 (MBIA) ......................................    5.75        10/01/22          976,350
             Mid-Bay Bridge Authority, Florida,
     8,965    Ser 1993 A (AMBAC) .......................................................    5.85        10/01/13        9,107,095
     3,000    Ser 1997 A (AMBAC) .......................................................    0.00        10/01/21          770,250
    10,000   Atlanta, Georgia, Airport Ser 1990 (AMT) ..................................    6.25        01/01/21        9,816,700
     5,000   Hawaii, Airports Second Ser 1991 (AMT) ....................................    7.00        07/01/18        5,211,650
     4,000   Regional Transportation Authority, Illinois, Refg Ser 1999 (FSA) ..........    5.75        06/01/21        3,875,400
     2,000   Kansas, Highway Refg Ser 1998 .............................................    5.50        09/01/12        2,029,020
             Kentucky Turnpike Authority,
     9,000    Economic Development Road Refg Ser 1995 (AMBAC) ..........................    6.50        07/01/08        9,847,350
    30,000    Resource Recovery Road 1987 Ser A ........................................    5.00        07/01/08       29,430,599
    13,385   Massachusetts Turnpike Authority, Western 1997 Ser A (MBIA) ...............    5.55        01/01/17       13,312,186
     7,700   Minneapolis - St Paul Metropolitan Airports Commission, Minnesota,
              Ser 1998 A (AMBAC) .......................................................    5.00        01/01/30        6,421,107
             New Jersey Highway Authority,
     7,000    Sr Parkway 1999 Ser ......................................................    5.625       01/01/30        6,608,980
    11,000    Sr Parkway Refg 1992 Ser .................................................    6.25        01/01/14       11,396,220
     5,000   New Jersey Transportation Trust Fund Authority, 1999 Ser A ................    5.75        06/15/16        5,021,000
     6,595   Albuquerque, New Mexico, Airport Refg Ser 1997 (AMT) (AMBAC) ..............    6.375       07/01/15        6,801,028
     5,000   Ohio Turnpike Commission, Ser 1998 B (FGIC) ...............................    4.50        02/15/24        3,906,550
             Pennsylvania Turnpike Commission,
     5,000    Ser L of 1991 (MBIA) .....................................................    6.00        06/01/15        5,093,750
     5,000    Ser A 1998 (AMBAC) .......................................................    4.75        12/01/27        3,987,300
     8,000   Puerto Rico Highway & Transportation Authority, Refg Ser X ................    5.50        07/01/15        7,748,800
    10,000   South Carolina Transportation Infrastructure Bank, Ser 1999 A (AMBAC) .....    5.50        10/01/16        9,669,900
     3,000   Virginia Transportation Board, US Route 58 Corridor Ser 1993 B ............    5.625       05/15/13        3,003,210
----------                                                                                                         --------------
   182,645                                                                                                            162,601,285
----------                                                                                                         --------------

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
Portfolio of Investments December 31, 1999, continued


PRINCIPAL
AMOUNT IN                                                                                    COUPON      MATURITY
THOUSANDS                                                                                     RATE         DATE            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
              Water & Sewer Revenue (9.0%)
 $   10,000   Phoenix Civic Improvement Corporation, Arizona, Jr Lien Water Ser 1994 .....   5.45 %      07/01/19    $    9,366,200
     10,000   California Department of Water Resources, Central Valley Ser L .............   5.50        12/01/23         9,332,800
     10,000   Los Angeles, California, Wastewater Ser 1994-A (MBIA) ......................   5.875       06/01/24         9,878,100
      5,000   Fulton County, Georgia, Water & Sewerage Ser 1998 (FGIC) ...................   4.75        01/01/28         4,000,300
     10,000   Louisville & Jefferson County Metropolitan Sewer District, Kentucky,
               Ser 1998 A (FGIC) .........................................................   4.75        05/15/28         7,973,400
      9,500   Massachusetts Water Resources Authority, Refg 1992 Ser B ...................   5.50        11/01/15         9,111,640
              Detroit, Michigan,
      3,320    Sewage Refg Ser 1993 A (FGIC) .............................................   5.70        07/01/13         3,334,276
     10,000    Water Supply 1997 Ser A (MBIA) ............................................   5.00        07/01/21         8,606,500
     10,000   Cleveland, Ohio, Waterworks Impr & Refg 1998 Ser I (FSA) ...................   5.00        01/01/23         8,594,300
      5,000   Spartanburg, South Carolina, Jr Lien Water System Ser 1998 (FGIC) ..........   5.25        06/01/28         4,362,750
     11,000   Metropolitan Government of Nashville & Davidson County, Tennessee,
               Refg Ser 1998 A (FGIC) ....................................................   4.75        01/01/22         9,053,110
     10,000   Dallas, Texas, Waterworks & Sewer Refg Ser 1998 (FSA) ......................   5.00        10/01/29         8,331,300
 ----------                                                                                                          --------------
    103,820                                                                                                              91,944,676
 ----------                                                                                                          --------------
              Other Revenue (0.8%)
      5,000   New York Local Government Assistance Corporation, Ser 1993 C ...............   5.50        04/01/17         4,837,350
      3,000   Houston, Texas, Sr Lien Hotel Occupancy Tax Refg Ser 1995 (FSA) ............   5.50        07/01/11         3,000,000
 ----------                                                                                                          --------------
      8,000                                                                                                               7,837,350
 ----------                                                                                                          --------------
              Refunded (12.0%)
     10,000   Birmingham Water Works & Sewer Board, Alabama, Ser 1994 ....................   5.50        01/01/04+       10,417,500
      9,000   Los Angeles Convention and Exhibition Center Authority, California,
               Ser 1985 COPs .............................................................   9.00        12/01/05+       10,978,200
      2,500   Mid-Bay Bridge Authority, Florida, Ser 1991 A (ETM) ........................   6.875       10/01/22         2,777,700
      2,500   Massachusetts Health & Educational Facilities Authority,
               Malden Hospital - FHA Ins Mtge Ser A (ETM) ................................   5.00        08/01/16         2,318,800
     10,000   Massachusetts Water Resources Authority, 1996 Ser A (FGIC) .................   5.50        11/01/06+       10,387,600
     14,000   New York State Dormitory Authority, Suffolk County Judicial Ser 1986 (ETM)..   7.375       07/01/16        16,367,400
      7,000   San Antonio, Texas, Electric & Gas Refg Ser 1994 C (ETM) ...................   4.70        02/01/06         6,819,120
     25,000   Intermountain Power Agency, Utah, Refg 1985 Ser H (GAINS) ..................   0.00 #      07/01/03+       28,104,000
      5,000   Salt Lake City, Utah, IHC Hospital Inc Ser 1983 (ETM) ......................   5.00        06/01/15         4,691,150
     28,000   Fairfax County Industrial Development Authority, Virginia, Fairfax
               Hospital/Inova Health Ser 1991 ............................................   6.801       08/15/01+       29,404,760
 ----------                                                                                                          --------------
    113,000                                                                                                             122,266,230
 ----------                                                                                                          --------------
    984,994  TOTAL TAX-EXEMPT MUNICIPAL BONDS (Identified Cost $902,914,260) .............                              919,184,998
 ----------                                                                                                          --------------

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
Portfolio of Investments December 31, 1999, continued


PRINCIPAL
AMOUNT IN                                                                                     COUPON      MATURITY
THOUSANDS                                                                                      RATE         DATE            VALUE
------------------------------------------------------------------------------------------------------------------------------------
             SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (8.6%)
$   15,000   Maricopa County, Arizona Public Service Co Ser 1994 C (Demand 01/03/00).........  4.80*%     05/01/29    $  15,000,000
    21,000   Collier County Health Facilities Authority, Florida, Cleveland Clinic Health
              Ser 1999 (Demand 01/03/00) ....................................................  4.70*      01/01/33        21,000,000
     7,000   Louisiana Public Facilities Authority, Kenner Hotel Ser 1985 (Demand 01/03/00)..  5.00*      12/01/15         7,000,000
    20,000   New York State Dormitory Authority, State University Ser 1990 B ................  7.00       05/15/00+       20,607,000
    24,000   Harris County Health Facilities Development Corporation, Texas,
              Methodist Hospital Ser 1994 (Demand 01/03/00) .................................  4.80*      12/01/25        24,000,000
----------                                                                                                            --------------
    87,000   TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Identified Cost $87,607,000) .........................    87,607,000
----------                                                                                                            --------------
$1,071,994   TOTAL INVESTMENTS (Identified Cost $990,521,260) (a) .........................................  98.7%     1,006,791,998
==========
             CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ...............................................   1.3         13,433,289
                                                                                                            -----     --------------
             NET ASSETS ................................................................................... 100.0%    $1,020,225,287
                                                                                                            =====     ==============

---------------
   AMT       Alternative Minimum Tax.
   COPs      Certificates of Participation.
   ETM       Escrowed to maturity.
  GAINS      Growth and Income Security.
    +        Prerefunded to call date shown.
    #        Currently a zero coupon bond; will convert to 10.00% coupon on
             July 1, 2000.
    *        Current coupon of variable rate demand obligation.
   (a)       The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $38,326,839 and the aggregate gross unrealized depreciation is $22,056,101, resulting in net unrealized appreciation of $16,270,738.

Bond Insurance:
---------------
   AMBAC     AMBAC Assurance Corporation.
Connie Lee   Connie Lee Insurance Company - A wholly owned subsidiary of AMBAC
             Assurance Corporation.
   FGIC      Financial Guaranty Insurance Company.
   FSA       Financial Security Assurance Inc.
   MBIA      Municipal Bond Investors Assurance Corporation.

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1999


ASSETS:
Investments in securities, at value
  (identified cost $990,521,260) ..................................    $1,006,791,998
Cash ..............................................................         1,692,345
Receivable for:
    Interest ......................................................        15,344,365
    Shares of beneficial interest sold ............................           190,362
    Investments sold ..............................................            35,000
Prepaid expenses and other assets .................................            63,621
                                                                       --------------
    TOTAL ASSETS ..................................................     1,024,117,691
                                                                       --------------
LIABILITIES:
Payable for:
    Dividends to shareholders .....................................         2,408,252
    Shares of beneficial interest repurchased .....................           869,861
    Investment management fee .....................................           393,153
    Plan of distribution fee ......................................            83,114
Accrued expenses ..................................................           138,024
                                                                       --------------
    TOTAL LIABILITIES .............................................         3,892,404
                                                                       --------------
    NET ASSETS ....................................................    $1,020,225,287
                                                                       ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital ...................................................    $1,008,602,876
Net unrealized appreciation .......................................        16,270,738
Accumulated undistributed net investment income ...................            20,278
Accumulated net realized loss .....................................        (4,668,605)
                                                                       --------------
    NET ASSETS ....................................................    $1,020,225,287
                                                                       ==============
CLASS A SHARES:
Net Assets ........................................................       $17,198,331
Shares Outstanding (unlimited authorized, $.01 par value) .........         1,552,372
    NET ASSET VALUE PER SHARE .....................................            $11.08
                                                                               ======
    MAXIMUM OFFERING PRICE PER SHARE,
      (net asset value plus 4.44% of net asset value) .............            $11.57
                                                                               ======
CLASS B SHARES:
Net Assets ........................................................      $139,786,097
Shares Outstanding (unlimited authorized, $.01 par value) .........        12,564,649
    NET ASSET VALUE PER SHARE .....................................            $11.13
                                                                               ======
CLASS C SHARES:
Net Assets ........................................................       $10,024,734
Shares Outstanding (unlimited authorized, $.01 par value) .........           902,958
    NET ASSET VALUE PER SHARE .....................................            $11.10
                                                                               ======
CLASS D SHARES:
Net Assets ........................................................      $853,216,125
Shares Outstanding (unlimited authorized, $.01 par value) .........        77,068,274
    NET ASSET VALUE PER SHARE .....................................            $11.07
                                                                               ======

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
Financial Statements, continued

STATEMENT OF OPERATIONS
For the year ended December 31, 1999


NET INVESTMENT INCOME:
INTEREST INCOME ...................................    $  62,752,799
                                                       -------------
EXPENSES
Investment management fee .........................        4,908,427
Plan of distribution fee (Class A shares) .........           23,738
Plan of distribution fee (Class B shares) .........          855,483
Plan of distribution fee (Class C shares) .........           67,457
Transfer agent fees and expenses ..................          391,939
Registration fees .................................           97,797
Shareholder reports and notices ...................           88,271
Professional fees .................................           84,185
Custodian fees ....................................           45,589
Trustees' fees and expenses .......................           18,226
Other .............................................           38,492
                                                       -------------
   TOTAL EXPENSES .................................        6,619,604

Less: expense offset ..............................          (45,456)
                                                       -------------
   NET EXPENSES ...................................        6,574,148
                                                       -------------
   NET INVESTMENT INCOME ..........................       56,178,651
                                                       -------------
NET REALIZED AND UNREALIZED LOSS:
Net realized loss .................................       (4,668,605)
Net change in unrealized appreciation .............      (82,789,197)
                                                       -------------
   NET LOSS .......................................      (87,457,802)
                                                       -------------
NET DECREASE ......................................    $ (31,279,151)
                                                       =============


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
Financial Statements, continued

STATEMENT OF CHANGES IN NET ASSETS


                                                             FOR THE YEAR         FOR THE YEAR
                                                                ENDED                 ENDED
                                                          DECEMBER 31, 1999     DECEMBER 31, 1998
-------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ................................     $   56,178,651       $   59,803,857
Net realized gain (loss) .............................         (4,668,605)          15,111,631
Net change in unrealized appreciation ................        (82,789,197)          (5,416,357)
                                                           --------------       --------------
   NET INCREASE (DECREASE) ...........................        (31,279,151)          69,499,131
                                                           --------------       --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A shares ....................................           (929,080)            (460,545)
   Class B shares ....................................         (6,430,720)          (5,022,084)
   Class C shares ....................................           (422,770)            (218,789)
   Class D shares ....................................        (48,394,252)         (54,102,439)
Net realized gain
   Class A shares ....................................            (52,982)            (187,529)
   Class B shares ....................................           (400,237)          (1,743,115)
   Class C shares ....................................            (27,144)             (93,965)
   Class D shares ....................................         (2,638,565)         (14,360,329)
                                                           --------------       --------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .................        (59,295,750)         (76,188,795)
                                                           --------------       --------------
Net decrease from transactions in shares of beneficial
  interest ...........................................        (67,388,661)         (14,502,186)
                                                           --------------       --------------
   NET DECREASE ......................................       (157,963,562)         (21,191,850)

NET ASSETS:
Beginning of period ..................................      1,178,188,849        1,199,380,699
                                                           --------------       --------------
   END OF PERIOD
   (Including undistributed net investment income of
   $20,278 and $18,572, respectively) ................     $1,020,225,287       $1,178,188,849
                                                           ==============       ==============

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
Notes to Financial Statements December 31, 1999


1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Tax-Exempt Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax, consistent with the preservation of capital. The Fund was incorporated in Maryland in 1979, commenced operations on March 27, 1980 and reorganized as a Massachusetts business trust on April 30, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - Portfolio securities are valued for the Fund by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the Fund's portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The Fund's portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
Notes to Financial Statements December 31, 1999, continued


C. MULTIPLE CLASS ALLOCATIONS - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $1.25 billion; and 0.325% to the portion of daily net assets exceeding $1.25 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
Notes to Financial Statements December 31, 1999, continued


3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan"), pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 0.60% of the average daily net assets of Class B; and (iii) Class C - up to 0.70% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $4,717,309 at December 31, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.70% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
Notes to Financial Statements December 31, 1999, continued


broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended December 31, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.13% and 0.70%, respectively.

The Distributor has informed the Fund that for the year ended December 31, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $274,899 and $10,671, respectively and received $107,818 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended December 31, 1999 aggregated $137,618,438 and $245,779,835, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At December 31, 1999, the Fund had transfer agent fees and expenses payable of approximately $13,800.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended December 31, 1999 included in Trustees' fees and expenses in the Statement of Operations amounted to $5,892. At December 31, 1999, the Fund had an accrued pension liability of $52,664 which is included in accrued expenses in the Statement of Assets and Liabilities.


5. FEDERAL INCOME TAX STATUS

At December 31, 1999, the Fund had a net capital loss carryover of approximately $4,670,000 which will be available through December 31, 2007 to offset future capital gains to the extent provided by regulations.

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
Notes to Financial Statements December 31, 1999, continued


6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:


                                                        FOR THE YEAR                     FOR THE YEAR
                                                           ENDED                            ENDED
                                                     DECEMBER 31, 1999                DECEMBER 31, 1998
                                              -------------------------------- --------------------------------
                                                   SHARES          AMOUNT            SHARES          AMOUNT
                                              --------------- ----------------  --------------- ----------------
CLASS A SHARES
Sold ........................................     1,023,382    $   11,894,433       1,188,860    $   14,401,331
Reinvestment of dividends and distributions .        35,276           407,295          23,219           279,925
Redeemed ....................................      (757,512)       (8,588,318)       (279,886)       (3,403,298)
                                                  ---------    --------------       ---------    --------------
Net increase - Class A ......................       301,146         3,713,410         932,193        11,277,958
                                                  ---------    --------------       ---------    --------------
CLASS B SHARES
Sold ........................................     5,634,037        65,447,290       4,978,407        60,561,390
Reinvestment of dividends and distributions .       304,367         3,532,880         307,110         3,717,941
Redeemed ....................................    (4,333,128)      (49,694,515)     (2,198,759)      (26,762,285)
                                                 ----------    --------------      ----------    --------------
Net increase - Class B ......................     1,605,276        19,285,655       3,086,758        37,517,046
                                                 ----------    --------------      ----------    --------------
CLASS C SHARES
Sold ........................................       843,726         9,755,515         505,118         6,127,960
Reinvestment of dividends and distributions .        26,647           307,538          18,393           222,199
Redeemed ....................................      (598,459)       (6,828,777)       (136,298)       (1,653,180)
                                                 ----------    --------------      ----------    --------------
Net increase - Class C ......................       271,914         3,234,276         387,213         4,696,979
                                                 ----------    --------------      ----------    --------------
CLASS D SHARES
Sold ........................................     1,880,172        21,134,542         264,495         3,195,718
Reinvestment of dividends and distributions .     2,424,240        28,046,032       3,213,005        38,720,154
Redeemed ....................................   (12,402,477)     (142,802,576)     (9,095,698)     (109,910,041)
                                                -----------    --------------      ----------    --------------
Net decrease - Class D ......................    (8,098,065)      (93,622,002)     (5,618,198)      (67,994,169)
                                                -----------    --------------      ----------    --------------
Net decrease in Fund ........................    (5,919,729)   $  (67,388,661)     (1,212,034)   $  (14,502,186)
                                                ===========    ==============      ==========    ==============


7. SUBSEQUENT EVENT

On January 26, 2000, the Board of Trustees of the Fund and of Morgan Stanley Dean Witter Multi-State Municipal Series Trust - Massachusetts Series ("Massachusetts"), Michigan Series ("Michigan"), Minnesota Series ("Minnesota") and Ohio Series ("Ohio") each approved four reorganization plans ("the Plans") whereby Massachusetts, Michigan, Minnesota and Ohio would be merged into the Fund. The Plans are subject to the consent of Massachusetts', Michigan's, Minnesota's and Ohio's shareholders. If the Plans are approved (each Plan is independent of the other and therefore, the effectiveness of each Plan is not

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
Notes to Financial Statements December 31, 1999, continued


dependent upon the approval of the other Plans), the assets of Massachusetts, Michigan, Minnesota and Ohio would be combined with the assets of the Fund and shareholders of Massachusetts, Michigan, Minnesota and Ohio would become Class D shareholders of the Fund, receiving Class D shares of the Fund equal to the value of their holdings in Massachusetts, Michigan, Minnesota and Ohio, respectively.

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
Financial Highlights


Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                         FOR THE PERIOD
                                                             FOR THE YEAR          FOR THE YEAR          JULY 28, 1997*
                                                                ENDED                 ENDED                  THROUGH
                                                          DECEMBER 31, 1999     DECEMBER 31, 1998       DECEMBER 31, 1997
---------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................        $12.02               $12.09                  $12.00
                                                                ------               ------                  ------
Income (loss) from investment operations:
  Net investment income ................................          0.58                 0.59                    0.25
  Net realized and unrealized gain (loss) ..............         (0.91)                0.10                    0.14
                                                                ------               ------                  ------
Total income (loss) from investment operations .........         (0.33)                0.69                    0.39
                                                                ------               ------                  ------
Less dividends and distributions from:
  Net investment income ................................         (0.58)               (0.59)                  (0.25)
  Net realized gain ....................................         (0.03)               (0.17)                  (0.05)
                                                                ------               ------                  ------
Total dividends and distributions ......................         (0.61)               (0.76)                  (0.30)
                                                                ------               ------                  ------
Net asset value, end of period .........................        $11.08               $12.02                  $12.09
                                                                ======               =======                 ======
TOTAL RETURN+ ..........................................         (2.82)%               5.86%                   3.31%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................          0.64 %(4)(5)         0.74%(4)(5)             0.76%(2)(3)
Net investment income ..................................          4.98 %(5)            4.88%(5)                4.96%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................       $17,198              $15,041                  $3,857
Portfolio turnover rate ................................            13 %                 15%                     16%

-------------
 *    The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3)   Does not reflect the effect of expense offset of 0.02%.
(4)   Does not reflect the effect of expense offset of 0.01%.
(5) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
Financial Highlights, continued


                                                                                                        FOR THE PERIOD
                                                              FOR THE YEAR        FOR THE YEAR         JULY 28, 1997*
                                                                 ENDED                ENDED                THROUGH
                                                           DECEMBER 31, 1999    DECEMBER 31, 1998     DECEMBER 31, 1997
---------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................        $12.07               $12.14                $12.00
                                                                ------               ------                ------
Income (loss) from investment operations:
  Net investment income ................................          0.53                 0.55                  0.23
  Net realized and unrealized gain (loss) ..............         (0.91)                0.10                  0.19
                                                                ------               ------                ------
Total income (loss) from investment operations .........         (0.38)                0.65                  0.42
                                                                ------               ------                ------
Less dividends and distributions from:
  Net investment income ................................         (0.53)               (0.55)                (0.23)
  Net realized gain ....................................         (0.03)               (0.17)                (0.05)
                                                                ------               ------                ------
Total dividends and distributions ......................         (0.56)               (0.72)                (0.28)
                                                                ------               ------                ------
Net asset value, end of period .........................        $11.13               $12.07                $12.14
                                                                ======               ======                ======
TOTAL RETURN+ ..........................................         (3.25)%               5.47%                 3.57%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................          1.11 %(4)(5)         1.10%(4)(5)           1.14%(2)(3)
Net investment income ..................................          4.51 %(5)            4.52%(5)              4.87%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................      $139,786             $132,303               $95,573
Portfolio turnover rate ................................            13 %                 15%                   16%

--------------
 *    The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3)   Does not reflect the effect of expense offset of 0.02%.
(4)   Does not reflect the effect of expense offset of 0.01%.
(5) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
Financial Highlights, continued


                                                                                                    FOR THE PERIOD
                                                           FOR THE YEAR        FOR THE YEAR         JULY 28, 1997*
                                                              ENDED                ENDED                THROUGH
                                                        DECEMBER 31, 1999    DECEMBER 31, 1998     DECEMBER 31, 1997
----------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................     $12.04                $12.11               $12.00
                                                             ------                ------               ------
Income (loss) from investment operations:
 Net investment income .................................       0.51                  0.53                 0.23
 Net realized and unrealized gain (loss) ...............      (0.91)                 0.10                 0.16
                                                             ------                ------               ------
Total income (loss) from investment operations .........      (0.40)                 0.63                 0.39
                                                             ------                ------               ------
Less dividends and distributions from:
 Net investment income .................................      (0.51)                (0.53)               (0.23)
 Net realized gain .....................................      (0.03)                (0.17)               (0.05)
                                                             ------                ------               ------
Total dividends and distributions ......................      (0.54)                (0.70)               (0.28)
                                                             ------                ------               ------
Net asset value, end of period .........................     $11.10                $12.04               $12.11
                                                             ======                ======               ======
TOTAL RETURN+ ..........................................      (3.37)%                5.36%                3.28%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................       1.21 %(4)(5)          1.20%(4)(5)          1.20%(2)(3)
Net investment income ..................................       4.41 %(5)             4.34%(5)             4.41%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................    $10,025                $7,599               $2,953
Portfolio turnover rate ................................        130 %                  15%                  16%

--------------
 *    The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3)   Does not reflect the effect of expense offset of 0.02%.
(4)   Does not reflect the effect of expense offset of 0.01%.
(5) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
Financial Highlights, continued


                                                                                FOR THE YEAR ENDED DECEMBER 31,
                                                   --------------------------------------------------------------------------------
                                                       1999                1998             1997*            1996           1995
-----------------------------------------------------------------------------------------------------------------------------------
CLASS D SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period .............    $12.01              $12.08             $11.77          $12.09         $11.01
                                                      ------              ------             ------          ------         ------
Income (loss) from investment operations:
 Net investment income ...........................      0.59                0.62               0.63            0.65           0.67
 Net realized and unrealized gain (loss) .........     (0.91)               0.10               0.36           (0.24)          1.19
                                                      ------              ------             ------          ------         ------
Total income (loss) from investment operations ...     (0.32)               0.72               0.99            0.41           1.86
                                                      ------              ------             ------          ------         ------
Less dividends and distributions from:
 Net investment income ...........................     (0.59)              (0.62)             (0.63)          (0.65)         (0.67)
 Net realized gain ...............................     (0.03)              (0.17)             (0.05)          (0.08)         (0.11)
                                                      ------              ------             ------          ------         ------
Total dividends and distributions ................     (0.62)              (0.79)             (0.68)          (0.73)         (0.78)
                                                      ------              ------             ------          ------         ------
Net asset value, end of period ...................    $11.07              $12.01             $12.08          $11.77         $12.09
                                                      ======              ======             ======          ======         ======
TOTAL RETURN+ ....................................     (2.71)%              6.11%              8.73%           3.61%         17.37%

RATIOS TO AVERAGE NET ASSETS:
Expenses .........................................      0.51 %(1)(2)        0.50%(1)(2)        0.49%           0.48%          0.48%
Net investment income ............................      5.11 %(2)           5.12%(2)           5.34%           5.52%          5.76%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ..........  $853,216          $1,023,246         $1,096,998      $1,190,034     $1,325,308
Portfolio turnover rate ..........................        13 %                15%                16%             18%            21%

--------------
 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class D shares.
 + Calculated based on the net asset value as of the last business day of the period.
(1)   Does not reflect the effect of expense offset of 0.01%.
(2) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
Report of Independent Accountants


TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Tax-Exempt Securities Trust (the "Fund") at December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.




PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
February 7, 2000


                      1999 FEDERAL TAX NOTICE (unaudited)

     During the year ended December 31, 1999, the Fund paid the following per share amounts from tax-exempt income: $0.58 to Class A shareholders, $0.53 to Class B shareholders, $0.51 to Class C shareholders and $0.59 to Class D shareholders.

     For the year ended December 31, 1999, the Fund paid long-term capital gains of $0.03 per share to Class A, B, C and D shareholders.

                 (This page has been left blank intentionally.)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn                                          MORGAN STANLEY
Wayne E. Hedien                                        DEAN WITTER
Dr. Manuel H. Johnson                                  TAX-EXEMPT
Michael E. Nugent                                      SECURITIES TRUST
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Joseph R. Arcieri
Vice President

Thomas F. Caloia
Treasurer
                                                      [GRAPHIC OMITTED]
TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048




This report is submitted for the general
information of shareholders of the Fund.
For more detailed information about the
Fund, its officers and trustees, fees,
expenses and other pertinent information,
please see the prospectus of the Fund.
                                                       ANNUAL REPORT
This report is not authorized for distribution         DECEMBER 31, 1999
to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.